Debt - Summary of outstanding short-term and long-term debt (Parenthetical) (Detail) - Dec. 31, 2021 $ in Thousands	USD ($)	MXN ($)	CLP ($)	BRL (R$)
HSBC Mexico, S.A [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 5,100	$ 100,000,000
Bank Sabadell I [Member]
Debt Instrument [Line Items]
Debt instrument face amount	4,433	83,831,941
Bank Sabadell II [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 20,000,000
Banco de Crédito e Inversiones [Member]
Debt Instrument [Line Items]
Debt instrument face amount	640		$ 500,000,000
Itaú Unibanco S.A.[Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 3,571			R$ 20,200,000